Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers	[1]	¥ 49,652		¥ 63,513
Prepaid VAT		36,315		53,399
Rental deposit, current		27,361		7,825
Staff advances		5,314		4,791
Prepaid consulting expenses		5,259		3,848
Short-term construction deposits		5,559		2,838
Prepaid short-term rent		4,899		3,104
Interest receivable		166		490
Receivables from third-party payment platform		563		378
Others	[2]	33,647		38,612
Total		168,735		178,798
Less: Allowance for doubtful accounts		(21,059)		(15,397)
Total		¥ 147,676	$ 23,173	¥ 163,401

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, prepayment to construction and design suppliers as well as prepaid financing service fee to a trust account.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.